Commitments and Contingencies (Guarantees and Letters of Credit) (Narrative) (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Guaranty Liabilities	$ 104		$ 119
Letters of Credit Outstanding, Amount		$ 56		$ 63
TECO Energy
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	13
Guarantor Obligations, Maximum Exposure, Undiscounted	13
TECO Energy | SeaCoast Gas Transmission, LLC
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	45
ECI
Guarantor Obligations [Line Items]
Guaranty Liabilities	66
Payment Guarantee | SeaCoast Gas Transmission, LLC
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	27
Surety Bonds
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	$ 103		$ 145